SHARE-BASED COMPENSATION (Details)	May. 14, 2010 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	1.63%
Expected term	0 years
Expected volatility	90.00%
Expected dividend yield	0.00%
Fair value of underlying ordinary share (per share)	$ 3.94	[1]

[1]	there was no trading on the grant date, this represented initial public offering close price